Share Capital and Reserves (Details) - Schedule of share capital and issuance premium increased € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Schedule of share capital and issuance premium increased [Abstract]
Share capital situation at beginning				$ 62,841	€ 49,754
Issuance premium situation at beginning				136,349	112,078
Share capital situation at ending		$ 128,454	€ 106,099	76,716	62,214
Issuance premium situation at ending		153,177	126,481	136,349	112,078
Share capital issuance shares	[1]	23,632	19,473	13,875	12,460
Issuance premium issuance shares	[1]	4,693	3,867	0	0
Share capital issuance of shares	[1]	23,632	19,473	13,875	12,460
Issuance premium issuance of shares	[1]	4,693	3,867	$ 0	€ 0
Share capital issuance shares | $	[1]	28,106
Issuance premium issuance shares	[1]	12,135	10,536
Share capital issuance of shares | €	[1]		24,412
Issuance premium issuance of shares	[1]	$ 12,135	€ 10,536

[1]	net of expenses